Share Capital and Share Premium Account - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued and fully paid beginning balance	5,387,015,059	5,385,189,617	5,383,102,231
Impact of share consolidation (Shares)	(1,077,403,011)
Issued under employee share schemes	1,731,293	1,825,442	2,087,386
Ordinary shares acquired by ESOP Trusts	0	0
Share capital issued and fully paid ending balance	4,311,343,341	5,387,015,059	5,385,189,617
Equity at beginning of period	£ 21,342	£ 20,808	£ 18,357
Issued under employee share schemes	25	21	29
Equity at end of period	10,096	21,342	20,808
Share premium [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	3,301	3,281	3,174
Issued under employee share schemes	25	20	29
Ordinary shares acquired by ESOP Trusts	114	0	78
Equity at end of period	3,440	3,301	3,281
Share capital [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	1,347	1,346	1,346
Issued under employee share schemes	0	1	0
Equity at end of period	1,347	1,347	1,346
Share capital [member] | Ordinary shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	1,347	1,346	1,346
Issued under employee share schemes	0	1
Ordinary shares acquired by ESOP Trusts	0	0
Equity at end of period	£ 1,347	£ 1,347	£ 1,346